UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended June 30, 2007.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		June 30, 2007

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  2,115,638 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.


Form 13F Information Table

                            Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer              Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
------------------------------------------------------------------    ----    ------  ----    ------------------------

AT&T Corporation            COM     00206R102      630   15178SH              Sole               15178
Abbott Laboratories         COM     002824100     2297   42889SH              Sole               42889
Adobe Systems               COM     00724F101     2690   66990SH              Sole               66990
Altria Group Inc            COM     02209S103      296    4216SH              Sole                4216
American Express            COM     025816109     2784   45505SH              Sole               45505
Apple Computer              COM     037833100     1998   16375SH              Sole               16375
aQuantive Inc               COM     03839G105      963   15100SH              Sole               15100
Bank of America Corp        COM     060505104      347    7090SH              Sole                7090
Barclays Bank               COM     06738E204      250    4475SH              Sole                4475
Chevron Corp                COM      166764100     427    5072SH              Sole                5072
Chubb Corporation           COM      171232101     326    6021SH              Sole                6021
Coach Inc                   COM      189754104    1952   41180SH              Sole               41180
Coca-Cola Co                COM      191216100     827   15810SH              Sole               15810
Colgate-Palmolive           COM      194162103     323    4985SH              Sole                4985
Community Health Systems    COM      203668108    2163   53480SH              Sole               53480
ConocoPhillips              COM     20825C104     2670   34013SH              Sole               34013
Coventry Health Care        COM      222862104    1475   25585SH              Sole               25585
Crocs Inc                   COM      227046109    2125   49420SH              Sole               49420
Diamond Offshore Drilling   COM     25271C102     2372   23355SH              Sole               23355
Walt Disney Co              COM      254687106    3073   90016SH              Sole               90016
Duke Energy                 COM     26441C105      232   12692SH              Sole               12692
Emerson Corp                COM      291011104    2558   54655SH              Sole               54655
Ennis Inc                   COM      293389102     317   13486SH              Sole               13486
Exxon Mobil                 COM     30231G102     1466   17480SH              Sole               17480
Frontier Oil Corp           COM     35914P105     1760   40210SH              Sole               40210
General Electric            COM      369604103     498   13012SH              Sole               13012
General Mills               COM      370334104    2075   35515SH              Sole               35515
Gilead Sciences             COM      375558103    2444   62990SH              Sole               62990
Goldman Sachs Group         COM     38141G104     2542   11727SH              Sole               11727
Google Inc Class A          COM     38259P508     2109    4035SH              Sole                4035
Hercules Offshore           COM      427093109    1561   48200SH              Sole               48200
Hewlett-Packard Inc         COM      428236103    2728   61130SH              Sole               61130
ITT Corp                    COM      450911102    1873   27425SH              Sole               27425
Intuitive Surgical          COM     46120E602     3959   28530SH              Sole               28530
Johnson & Johnson           COM      478160104     969   15724SH              Sole               15724
Jones Lang Lasalle          COM     48020Q107     1975   17405SH              Sole               17405
Joy Global                  COM      481165108    2123   36395SH              Sole               36395
Jupitermedia Corporation    COM     48207D101     1290  177228SH              Sole              177228
L-3 Communications Holdings COM      502424104    2340   24032SH              Sole               24032
Loews Corp                  COM      540424108    2102   41235SH              Sole               41235
MBIA Inc                    COM     55262C100     1907   30650SH              Sole               30650
Manor Care                  COM      564055101    2354   36050SH              Sole               36050
McDonalds Corp              COM      580135101     264    5200SH              Sole                5200
Medco Health Solutions Inc  COM     58405U102     2002   25670SH              Sole               25670
Merck & Co Inc              COM      589331107     269    5400SH              Sole                5400
Northern Trust Corp         COM      665859104    2004   31190SH              Sole               31190
Nucor                       COM      670346105    1604   27350SH              Sole               27350
John Nuveen                 COM     67090F106      360    5800SH              Sole                5800
Oracle Systems              COM     68389X105      326   16556SH              Sole               16556
Patriot Scientific Corp     COM     70336N107        6   10000SH              Sole               10000
PepsiCo Inc                 COM      713448108    3273   50474SH              Sole               50474
Petsmart Inc                COM      716768106    1745   53780SH              Sole               53780
Procter & Gamble            COM      742718109     672   10990SH              Sole               10990
Roper Industries            COM      776696106    1890   33095SH              Sole               33095
Starwood Lodging Tr         COM     85590A401     1841   27450SH              Sole               27450
Tiffany & Co                COM      886547108    2565   48340SH              Sole               48340
US Bancorp                  COM      902973304    1791   54365SH              Sole               54365
Under Armour Inc            COM      904311107    1620   35490SH              Sole               35490
Unilever NV                 COM      904784709    2118   68265SH              Sole               68265
Veolia Environment ADR      COM     92334N103     1890   24135SH              Sole               24135
Verizon Communications      COM     92343V104     2388   58000SH              Sole               58000
Wachovia Corp               COM      929903102     207    4037SH              Sole                4037
Waste Management            COM     94106L109      349    8927SH              Sole                8927
WellPoint Health Networks   COM     94973V107     1342   16813SH              Sole               16813
Wyeth                       COM      983024100     287    5000SH              Sole                5000
Accenture                   COM     G1150G111     2080   48490SH              Sole               48490
Genco Shipping & Trading    COM     Y2685T107     2651   64260SH              Sole               64260